Segment and geographic information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment and geographic information
Note 19: - Segment and geographic information

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows for the years ended:

	December 31,
	2025	2024	2023
U.S.	$205,390	$191,705	$178,450
Europe	120,840	104,319	95,593
Asia Pacific	64,865	60,912	54,400
Rest of the world	34,480	30,959	29,664
Israel	5,334	3,586	3,268
Total	$430,909	$391,481	$361,375

The following table summarizes disaggregated revenue by marketplace revenue and services revenue for the years ended:

	December 31,
	2025	2024	2023
Marketplace Revenue	$297,489	$303,069	$306,981
Services Revenue	133,420	88,412	54,394
Total	$430,909	$391,481	$361,375

Property and equipment, net and ROU assets by geographical areas was as follows:

	December 31,
	2025	2024
Israel	$5,960	$8,045
U.S. and other	913	1,348
Total	$6,873	$9,393